Disaggregated revenue and Concentration (Details 2)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Purchase Member
Concentration	91.00%	90.00%	77.39%	81.42%
Accounts Payble Member
Concentration	100.00%		100.00%	0.00%
Supplier Customer A Member | Purchase Member
Concentration	32.00%	0.00%	33.09%	77.01%
Supplier Customer A Member | Accounts Payble Member
Concentration	0.00%
Supplier Customer B Member | Purchase Member
Concentration	6.00%	18.00%	12.25%	0.00%
Supplier Customer B Member | Accounts Payble Member
Concentration	4.00%		74.00%	0.00%
Supplier Customer C [Member] | Purchase Member
Concentration	0.00%	38.00%	23.80%	0.00%
Supplier Customer C [Member] | Accounts Payble Member
Concentration	0.00%		0.00%
Supplier Customer D [Member] | Purchase Member
Concentration	5.00%	34.00%	8.25%	4.41%
Supplier Customer D [Member] | Accounts Payble Member
Concentration	0.00%		26.00%
Concentration				0.00%
Supplier Customer Member | Accounts Payble E Member
Concentration	16.00%		0.00%
Supplier Customer E [Member] | Accounts Payble Member
Concentration	39.00%	0.00%
Supplier Customer F [Member] | Purchase Member
Concentration	9.00%	0.00%
Supplier Customer F [Member] | Accounts Payble Member
Concentration	80.00%		0.00%